PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Total property and equipment	$ 335,420	$ 379,392
Less: accumulated depreciation	(286,272)	(301,610)
Property and equipment, net	49,148	77,782
Office Equipment And Furniture [Member]
Total property and equipment	8,128	27,941
Electronic equipment [Member]
Total property and equipment	94,335	87,176
Transportation vehicles [Member]
Total property and equipment	232,957	218,147
Leasehold improvement [Member]
Total property and equipment	$ 0	$ 46,128